Goodwill and Intangibles (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Goodwill and Intangibles Assets
Amortization expense	$ 10,420,607	$ 3,271,209	$ 20,772,458	$ 11,806,979
Increase in intangible assets	31,673,000
Decrease in goodwill	22,633,099				$ 610,034,001
Impairment loss	$ 21,418,546		$ 21,418,546		36,732,000
Carrying value to the estimated fair value					18,431,000
Carrying amount					$ 55,163,000